LONG-TERM DEBT - 2015 Note (Details) - 2015 Note - USD ($) $ in Millions	Sep. 29, 2025	Dec. 31, 2025	Sep. 30, 2015
LONG-TERM DEBT
Principal		$ 0.0	$ 50.0
Interest rate			4.15%
Repayments of debt	$ 50.0